UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                          FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                              	  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Senator Investment Group LP
Address:  510 Madison Avenue, 28th Floor
	  New York, NY 10022

13 File Number: 028-13389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward Larmann
Title:     Chief Operating Officer
Phone:     (212) 376-4305

Signature, Place and Date of Signing:

      Edward Larmann	New York, NY	August 14, 2012


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $2,092,888 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                               FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------

ANADARKO PETE CORP		COM		032511107      	16550	250000		SOLE		250000		0	0
API TECHNOLOGIES		COM		00187E203      	21820	5929231		SOLE		5929231		0	0
APPLE INC			COM		037833100      	125560	215000		SOLE		215000		0	0
ATLAS RESOURCE PARTNERS LP	COM		04941A101	29532	1150000		SOLE		1150000		0	0
AUTOZONE INC			COM		053332102      	73434	200000		SOLE		200000		0	0
BLUELINX HLDGS INC		COM		09624H109      	5084	2163294		SOLE		2163294		0	0
BOEING CO			COM		097023105      	89160	1200000		SOLE		1200000		0	0
CAPITAL ONE FINL CORP		COM		14040H105  	114786	2100000		SOLE		2100000		0	0
CENTRAL PAC FINL CORP		COM		154760409      	21180	1500000		SOLE		1500000		0	0
CHARTER COMMUNICATIONS INC D	CL A NEW	16117M305      	159799	2254821		SOLE		2254821		0	0
CORRECTIONS CORP AMER NEW	COM		22025Y407      	29450	1000000		SOLE		1000000		0	0
CROWN CASTLE INTL CORP		COM		228227104      	52794	900000		SOLE		900000		0	0
DELPHI AUTOMOTIVE PLC		SHS		G27823106      	89250	3500000		SOLE		3500000		0	0
DELTA AIR LINES INC DEL 	COM NEW		247361702      	46538	4250000		SOLE		4250000		0	0
E TRADE FINANCIAL CORP		COM		269246401      	66555	8277973		SOLE		8277973		0	0
EASTMAN CHEM CO			COM		277432100      	125925	2500000		SOLE		2500000		0	0
EASTMAN CHEM CO			CALL		277432900	37778	750000	CALL	SOLE		750000		0	0
ESSEX RENT CORP			COM		297187106      	6932	1997705		SOLE		1997705		0	0
FAMILY DLR STORES INC		COM		307000109      	89748	1350000		SOLE		1350000		0	0
GRIFFON CORP			COM		398433102      	3473	404771		SOLE		404771		0	0
GRIFOLS S A			SPONSORED ADR	398438409	48000	5000000		SOLE		5000000		0	0
IDERA PHARMACEUTICALS INC	COM		45168K306      	2888	2724700		SOLE		2724700		0	0
LINCARE HLDGS INC		COM		532791100      	10206	300000		SOLE		300000		0	0
LIMITED BRANDS INC		COM		532716107      	42530	1000000		SOLE		1000000		0	0
MACQUARIE INFRASTR CO LLC	MEMBERSHIP INT	55608B105      	133160	4000000		SOLE		4000000		0	0
MEDASSETS INC			COM		584045108      	67962	5052900		SOLE		5052900		0	0
MCMORAN EXPLORATION CO		NOTE 4.000%12/3	582411AJ3	31594	30000000	SOLE		30000000	0	0
NCI BUILDING SYS INC		COM		628852204      	3401	313997		SOLE		313997		0	0
NEWELL RUBBERMAID INC		COM		651229106      	62614	3451700		SOLE		3451700		0	0
NIELSEN HOLDINGS N V		COM		N63218106	32775	1250000		SOLE		1250000		0	0
NII HLDGS INC			CALL		62913F901	12788	1250000	CALL	SOLE		1250000		0	0
PHILLIPS 66			COM		718546104      	12631	380000		SOLE		380000		0	0
ROVI CORP			COM		779376102      	23544	1200000		SOLE		1200000		0	0
SEMGROUP CORP			CL A 		81663A105      	79825	2500000		SOLE		2500000		0	0
THERMO FISHER SCIENTIFIC INC	COM		883556102      	116798	2250000		SOLE		2250000		0	0
WATSON PHARMACEUTICALS INC	COM		942683103      	129483	1750000		SOLE		1750000		0	0
WOLVERINE WORLD WIDE INC	COM		978097103      	15535	400600		SOLE		400600		0	0
GRACE W R & CO DEL NEW		COM		38388F108      	10135	200893		SOLE		200893		0	0
YAHOO INC			COM		984332106      	39971	2525000		SOLE		2525000		0	0
SEALY CORP			SR SECD 3RD 8%	812139400      	11700	200000		SOLE		200000		0	0








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